Financial income and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Component Of Other Non Operating Income Expense [Abstract]
Bank charges and other financial expenses	$ (282)	$ (138)	$ (185)
Amortization of discount of convertible notes	(2,140)	(2,555)	(2,541)
Derivatives and hedging	0	0	(395)
Exchange rate gain (loss), net	(1,161)	(859)	131
Sale of subsidiary	750	0	0
Amortization of premium and accretion of discount on marketable securities, net	1,134	4,753	730
Interest income, net	26,292	26,505	22,423
Total	$ 24,593	$ 27,706	$ 20,163